ICON HEALTH AND INFORMATION TECHNOLOGY FUND

Portfolio of Investments

September 30, 2022

Security Description	Shares	Value
Common Stock (75.87%)

Communications (2.19%)
CDW Corp	12,600	$1,966,608

Consumer, Non-Cyclical (36.82%)
AbbVie Inc	18,665	2,505,030
Cigna Corp	10,100	2,802,447
Elevance Health Inc	9,100	4,133,584
Euronet Worldwide Inc*	39,400	2,984,944
Global Payments Inc	30,193	3,262,354
Horizon Therapeutics Plc*	29,700	1,838,133
Humana Inc	4,500	2,183,355
IQVIA Holdings Inc*	4,438	803,899
Molina Healthcare Inc*	14,800	4,881,632
UnitedHealth Group Inc	15,200	7,676,608
Total Consumer, Non-Cyclical		33,071,986

Energy (4.46%)
SolarEdge Technologies Inc*	17,300	4,004,258

Financial (8.39%)
Mastercard Inc	14,900	4,236,666
Visa Inc	18,580	3,300,737
Total Financial		7,537,403

Industrial (8.14%)
TD SYNNEX Corp	50,100	4,067,619
TE Connectivity Ltd	9,000	993,240
Universal Display Corp	23,900	2,254,965
Total Industrial		7,315,824

Technology (15.87%)
Adobe Inc*	9,300	2,559,360
Autodesk Inc*	16,200	3,026,160
EPAM Systems Inc*	12,600	4,563,594
Genpact Ltd	93,900	4,110,003
Total Technology		14,259,117

Total Common Stock (Cost $64,282,346)		68,155,196

Investment Companies (24.28%)

Exchange-Traded Fund (1.06%)
Direxion Daily Semiconductors Bear 3x Shares*	13,400	947,782

Money Market (23.22%)
First American Government Obligations Fund (Subsidized 7-Day Yield, 2.780%)	20,870,800	20,870,800

Total Investment Companies (Cost $21,601,002)		21,818,582

Total Investments (Cost $85,883,348) (100.15%)		$89,973,778
Liabilities in Excess of Other Assets (-0.15%)		(137,698)
Net Assets (100.00%)		$89,836,080

*	Non-income producing security.